MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares Security Description Value
Common Stock - 58.1%
Communication Services - 6.0%
28,660 Alphabet, Inc., Class A
(a)
$ 4,922,068
25,593 AT&T, Inc. 711,485
29,802 Comcast Corp., Class A 1,030,255
7,289 Meta Platforms, Inc., Class A 4,719,555
10,041 The Walt Disney Co. 1,135,035
8,296 Warner Bros Discovery, Inc.
(b)
82,711
12,601,109
Consumer Discretionary - 5.5%
22,360 Amazon.com, Inc.
(a)(b)
4,584,024
2,814 McDonald's Corp. 883,174
10,544 NIKE, Inc., Class B 638,861
5,000 Tesla, Inc.
(a)(b)
1,732,300
10,011 The Home Depot, Inc.
(a)
3,686,951
11,525,310
Consumer Staples - 3.0%
5,127 Altria Group, Inc. 310,747
5,660 Anheuser-Busch InBev SA/NV, ADR 398,973
1,270 Costco Wholesale Corp. 1,321,029
5,376 Diageo PLC, ADR 586,091
11,646 Mondelez International, Inc., Class A 785,989
2,968 PepsiCo., Inc.
(a)
390,144
4,882 The Procter & Gamble Co. 829,403
17,265 Walmart, Inc. 1,704,401
6,326,777
Energy - 2.2%
4,159 Chevron Corp. 568,535
4,761 EOG Resources, Inc. 516,902
7,329 Exxon Mobil Corp. 749,757
48,133 Kinder Morgan, Inc. 1,349,649
5,807 Marathon Petroleum Corp. 933,417
3,323 Occidental Petroleum Corp. 135,512
8,894 Schlumberger NV 293,947
4,547,719
Financials - 9.7%
50,272 Bank of America Corp.
(a)
2,218,503
4,184 Berkshire Hathaway, Inc., Class B
(b)
2,108,569
7,060 Chubb, Ltd. 2,098,232
11,965 Citigroup, Inc. 901,204
12,857 JPMorgan Chase & Co. 3,394,248
14,790 MetLife, Inc. 1,162,198
12,732 The Charles Schwab Corp. 1,124,745
13,795 U.S. Bancorp 601,324
14,260 Visa, Inc., Class A
(a)
5,207,610
19,495 Wells Fargo & Co. 1,457,836
20,274,469
Health Care - 5.0%
15,837 Abbott Laboratories
(a)
2,115,506
9,442 AbbVie, Inc. 1,757,251
5,564 Amgen, Inc. 1,603,433
11,136 Bristol-Myers Squibb Co. 537,646
9,531 CVS Health Corp. 610,365
4,565 Johnson & Johnson
(a)
708,534
10,745 Medtronic PLC 891,620
6,765 Merck & Co., Inc. 519,823
676 Organon & Co. 6,233
20,839 Pfizer, Inc. 489,508
3,911 UnitedHealth Group, Inc.
(a)
1,180,770

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares Security Description Value
Health Care - 5.0% (continued)
2,585 Viatris, Inc. $ 22,722
10,443,411
Industrials - 3.4%
5,392 Carrier Global Corp. 383,910
9,007 Honeywell International, Inc. 2,041,617
2,696 Otis Worldwide Corp. 257,064
14,637 RTX Corp. 1,997,658
3,529 The Boeing Co.
(b)
731,632
4,919 Union Pacific Corp. 1,090,345
7,679 United Parcel Service, Inc., Class B 749,010
7,251,236
Information Technology - 21.2%
12,466 Advanced Micro Devices, Inc.
(b)
1,380,360
40,860 Apple, Inc.
(a)
8,206,731
26,470 Broadcom, Inc. 6,407,593
27,517 Cisco Systems, Inc. 1,734,672
4,805 Fortinet, Inc.
(b)
489,053
15,389 Intel Corp. 300,855
2,669 Intuit, Inc. 2,011,011
19,736 Microsoft Corp.
(a)
9,085,665
49,240 NVIDIA Corp.
(a)
6,653,801
23,281 Oracle Corp. 3,853,704
556 Palantir Technologies, Inc., Class A
(b)
73,270
12,656 QUALCOMM, Inc. 1,837,651
2,444 ServiceNow, Inc.
(b)
2,471,104
2,890 Super Micro Computer, Inc.
(b)
115,658
44,621,128
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 646,513
Real Estate - 0.7%
3,465 American Tower Corp. REIT 743,762
25,155 Weyerhaeuser Co. REIT 651,766
1,395,528
Utilities - 1.1%
33,945 NextEra Energy, Inc.
(a)
2,397,875
Total Common Stock (Cost $54,916,745) 122,031,075
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 26.2%
U.S. Treasury Securities - 26.2%
$ 2,000,000 U.S. Treasury Bill
(c)
5.08% 06/12/25 1,997,641
10,000,000 U.S. Treasury Bill
(a)(c)
3.96  09/04/25 9,890,072
5,000,000 U.S. Treasury Inflation Indexed Bonds
(a)
2.13  01/15/35 5,104,155
7,500,000 U.S. Treasury Note/Bond 4.63  06/30/25 7,501,173
3,000,000 U.S. Treasury Note/Bond
(a)
4.25  10/15/25 2,999,414
10,000,000 U.S. Treasury Note/Bond 4.88  04/30/26 10,060,577
7,500,000 U.S. Treasury Note/Bond
(a)
4.13  10/31/26 7,509,961
5,000,000 U.S. Treasury Note/Bond
(a)
4.25  11/30/26 5,017,773
5,000,000 U.S. Treasury Note/Bond
(a)
4.00  12/15/27 5,016,602
55,097,368
Total U.S. Government & Agency Obligations (Cost $54,944,567) 55,097,368
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(b)
(Cost $0) $ 22.00 08/03/27 8,063

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares Security Description Value
Money Market Fund - 14.6%
30,619,905 First American Government Obligations Fund, Class X, 4.24%
(d)
(Cost $30,619,905) $ 30,619,905
Investments, at value - 98.9% (Cost $140,481,217) $ 207,756,411
Total Written Options - (1.0)% (Premiums Received $(1,184,287)) (2,030,525)
Other Assets & Liabilities, Net - 2.1% 4,288,195
Net Assets - 100.0% $ 210,014,081

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2025

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (1.0)%
Call Options Written - (0.9)%
(15) CBOE S&P 500 INDEX $ 5,850.00 06/25 $ 8,867,520 $ (131,925)
(10) CBOE S&P 500 INDEX 5,800.00 06/25 5,911,680 (126,450)
(15) CBOE S&P 500 INDEX 5,900.00 06/25 8,867,520 (117,375)
(20) CBOE S&P 500 INDEX 5,850.00 06/25 11,823,360 (222,000)
(25) CBOE S&P 500 INDEX 5,900.00 06/25 14,779,200 (239,750)
(10) CBOE S&P 500 INDEX 5,875.00 06/25 5,911,680 (111,900)
(10) CBOE S&P 500 INDEX 5,800.00 06/25 5,911,680 (165,750)
(15) CBOE S&P 500 INDEX 5,925.00 07/25 8,867,520 (150,075)
(20) CBOE S&P 500 INDEX 5,900.00 07/25 11,823,360 (230,700)
(15) CBOE S&P 500 INDEX 5,875.00 07/25 8,867,520 (197,250)
(10) CBOE S&P 500 INDEX 6,000.00 07/25 5,911,685 (84,850)
(10) CBOE S&P 500 INDEX 5,950.00 07/25 5,911,680 (125,450)
Total Call Options Written (Premiums Received $(799,079)) (1,903,475)
Put Options Written - (0.1)%
(10) CBOE S&P 500 INDEX 5,350.00 06/25 5,350,000 (7,500)
(5) CBOE S&P 500 INDEX 5,300.00 06/25 2,650,000 (3,050)
(10) CBOE S&P 500 INDEX 5,125.00 06/25 5,125,000 (3,750)
(15) CBOE S&P 500 INDEX 5,450.00 07/25 8,175,000 (29,025)
(15) CBOE S&P 500 INDEX 5,100.00 07/25 7,650,000 (10,200)
(5) CBOE S&P 500 INDEX 5,050.00 07/25 2,525,000 (3,025)
(5) CBOE S&P 500 INDEX 4,850.00 07/25 2,425,000 (1,925)
(10) CBOE S&P 500 INDEX 4,750.00 07/25 4,750,000 (3,200)
(5) CBOE S&P 500 INDEX 5,325.00 07/25 2,662,500 (12,125)
(5) CBOE S&P 500 INDEX 5,300.00 07/25 2,650,000 (10,150)
(10) CBOE S&P 500 INDEX 5,000.00 07/25 5,000,000 (9,750)
(10) CBOE S&P 500 INDEX 5,400.00 07/25 5,400,000 (33,350)
Total Put Options Written (Premiums Received $(385,208)) (127,050)
Total Written Options - (1.0)% (Premiums Received
$(1,184,287)) $ (2,030,525)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2025

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is held as collateral for written options.
(b) Non-income producing security.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of May 31, 2025.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 12,601,109 $ – $ – $ 12,601,109
Consumer Discretionary 11,525,310 – – 11,525,310
Consumer Staples 6,326,777 – – 6,326,777
Energy 4,547,719 – – 4,547,719
Financials 20,274,469 – – 20,274,469
Health Care 10,443,411 – – 10,443,411
Industrials 7,251,236 – – 7,251,236
Information Technology 44,621,128 – – 44,621,128
Materials 646,513 – – 646,513
Real Estate 1,395,528 – – 1,395,528
Utilities 2,397,875 – – 2,397,875
U.S. Government & Agency Obligations – 55,097,368 – 55,097,368
Warrants 8,063 – – 8,063
Money Market Fund 30,619,905 – – 30,619,905
Investments at Value $ 152,659,043 $ 55,097,368 $ – $ 207,756,411
Total Assets $ 152,659,043 $ 55,097,368 $ – $ 207,756,411
Liabilities
Other Financial Instruments*
Written Options (25,875) (2,004,650) – (2,030,525)
Total Liabilities $ (25,875) $ (2,004,650) $ – $ (2,030,525)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2025

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.